Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of inventories

	December 31,	December 31,
	2024	2023
Raw Materials	$2,573,553	$5,001,512
Work in Process	—	96,721
Finished Product	77,239	206,144
Total Inventory	$2,650,792	$5,304,377
Reserve for Excess and Obsolete	(134,032)	(419,616)
Net inventory	$2,516,760	$4,884,761

Twin Vee Powercarsco [Member]
Schedule of inventories

	September 30,	December 31,
	2025	2024
Raw Materials	$2,458,982	$2,573,553
Work in Process	124,882	—
Finished Product	80,168	77,239
Total Inventory	$2,664,032	$2,650,792
Reserve for Excess and Obsolete	(201,891)	(134,032)
Net inventory	$2,462,141	$2,516,760